REGULATORY MATTERS - Pennsylvania, West Virginia, FERC Audit, Transmission ROE Incentive, Valley Link Formula Transmission Rate and Abandonment Transmission Rate Incentive (Details) $ in Millions													12 Months Ended
	Feb. 13, 2026 USD ($) MW	Nov. 26, 2025 USD ($)	Oct. 01, 2025 USD ($) MW	Sep. 10, 2025	Aug. 29, 2025 USD ($)	Mar. 14, 2025	Jan. 17, 2025	Nov. 09, 2023 USD ($)	Apr. 24, 2023 TRANSMISSIONCENTER	Dec. 31, 2022 USD ($)	May 01, 2022 MW	Feb. 24, 2022	Dec. 31, 2024 USD ($)	Dec. 31, 2025
Regulatory Matters [Line Items]
Demand reduction targets		2.01%
Energy consumption reduction targets		2.00%
Public utilities, approved energy consumption reduction targets, cost recovery		$ 390.0
Amount of requested rate increase					$ 3.2			$ 29.0
Utilities, transmission owing utilities join an RTO							50					50
Capital structure, percentage						40.00%
Equity ratio, percentage						60.00%
Transmission rate, base ROE						10.90%
Recovery of project abandonment costs (percent)				50.00%
Recovery of project abandonment costs incurred thereafter (percent)				100.00%
WVPSC | MP and PE | Solar Generation Project
Regulatory Matters [Line Items]
Public Utilities, Addition To Capacity Amounts | MW			70
WVPSC | MP and PE | Natural Gas Generation Project
Regulatory Matters [Line Items]
Public Utilities, Addition To Capacity Amounts | MW			1,200
Transmission Related Vegetation Management Programs | FERC | FE
Regulatory Matters [Line Items]
Utilities reclassification to operating expense										$ 13.0
Transmission Related Vegetation Management Programs | FERC | First Energy [Member] | FE
Regulatory Matters [Line Items]
Utilities reclassification to operating expense										$ 105.0
Transmission ROE Incentive | FERC | First Energy [Member]
Regulatory Matters [Line Items]
Public utilities, amount awarded from other party													$ 46.0
Transmission ROE Incentive | FERC | First Energy [Member] | Miscellaneous Income
Regulatory Matters [Line Items]
Public utilities, amount awarded from other party													4.0
Transmission ROE Incentive | FERC | First Energy [Member] | Transmission | Transmission Revenues
Regulatory Matters [Line Items]
Public utilities, amount awarded from other party													$ 42.0
Pennsylvania | EE&C Phase IV | PPUC | ME
Regulatory Matters [Line Items]
Demand reduction targets														2.90%
Energy consumption reduction targets														3.10%
Pennsylvania | EE&C Phase IV | PPUC | PN
Regulatory Matters [Line Items]
Demand reduction targets														3.30%
Energy consumption reduction targets														3.00%
Pennsylvania | EE&C Phase IV | PPUC | Penn
Regulatory Matters [Line Items]
Demand reduction targets														2.00%
Energy consumption reduction targets														2.70%
Pennsylvania | EE&C Phase IV | PPUC | WP
Regulatory Matters [Line Items]
Demand reduction targets														2.50%
Energy consumption reduction targets														2.40%
Pennsylvania | Energy Efficiency and Conservation Phase V | PPUC
Regulatory Matters [Line Items]
Public utilities, approved energy consumption reduction targets, cost recovery		$ 390.0
West Virginia | WVPSC | MP and PE
Regulatory Matters [Line Items]
Utilities requested rate increase amount					$ 14.0
Public utilities, increase of total revenues, percentage					0.80%
West Virginia | WVPSC | MP and PE | Solar Generation Project
Regulatory Matters [Line Items]
Percent of subscriptions required prior to commencement of construction											85.00%
Plant capacity (in MW's)									30		50
Public Utilities, Addition To Capacity Amounts | MW			70
West Virginia | WVPSC | MP and PE | Solar Generation Project | Subsequent Event
Regulatory Matters [Line Items]
Public Utilities, Addition To Capacity Amounts | MW	70
West Virginia | WVPSC | MP and PE | Natural Gas Generation Project
Regulatory Matters [Line Items]
Estimated initial investment			$ 2,500.0
Public Utilities, Addition To Capacity Amounts | MW			1,200
West Virginia | WVPSC | MP and PE | Natural Gas Generation Project | Subsequent Event
Regulatory Matters [Line Items]
Estimated initial investment	$ 2,700.0
Public Utilities, Addition To Capacity Amounts | MW	1,200